Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Assets	$ 256,645		$ 256,645		$ 220,000
Liabilities	9,560,773		9,560,773		0
Operating Results	8,492,772	$ 0	15,957,006	$ 0
ERJ
Related Party Transaction [Line Items]
Assets	256,645		256,645		220,000
Liabilities	8,775,560		8,775,560		0
Operating Results	7,872,317	0	14,582,415	0
Embraer Aircraft Holding Inc. ("EAH")
Related Party Transaction [Line Items]
Liabilities	320,313		320,313
Atech
Related Party Transaction [Line Items]
Assets	0		0		0
Liabilities	464,900		464,900		$ 0
Operating Results	$ 620,455	$ 0	$ 1,374,591	$ 0